Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligations
Asset retirement obligations at beginning of year	$ 73,072	$ 65,552	$ 55,440
Liabilities added from acquisitions or drilling	520	5,460	7,574
Liabilities removed upon sale of wells		(64)	(19)
Liabilities removed upon plugging and abandoning	(40)
Liabilities settled	(22)
Accretion expense	3,755	3,549	2,924
Revision of estimates	1,001	(591)	(367)
Liabilities retained by our predecessor		(834)
Asset retirement obligations at end of year	$ 78,286	$ 73,072	$ 65,552